Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

January 31, 2020

Dates Covered
Collections Period	01/01/20 - 01/31/20
Interest Accrual Period	01/15/20 - 02/17/20
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/19	182,038,157.68	16,759
Yield Supplement Overcollateralization Amount 12/31/19	4,399,947.03	0
Receivables Balance 12/31/19	186,438,104.71	16,759
Principal Payments	10,430,246.19	370
Defaulted Receivables	453,100.76	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/20	4,003,404.16	0
Pool Balance at 01/31/20	171,551,353.60	16,357

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.38%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	5,678,614.40	385
Past Due 61-90 days	1,820,028.14	129
Past Due 91-120 days	269,786.96	19
Past Due 121+ days	0.00	0
Total	7,768,429.50	533

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.19%
Delinquency Trigger Occurred	NO

Recoveries	304,243.47
Aggregate Net Losses/(Gains) - January 2020	148,857.29
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.96%
Prior Net Losses Ratio	0.38%
Second Prior Net Losses Ratio	2.70%
Third Prior Net Losses Ratio	0.26%
Four Month Average	1.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.51%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	9,631,681.66
Weighted Average APR	3.89%
Weighted Average APR, Yield Adjusted	5.96%
Weighted Average Remaining Term	28.47

Flow of Funds	$ Amount
Collections	11,346,554.86
Investment Earnings on Cash Accounts	31,559.01
Servicing Fee	(155,365.09)
Transfer to Collection Account	0.00
Available Funds	11,222,748.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	169,918.18
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	855,122.42
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,631,681.66
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	528,528.77

Total Distributions of Available Funds	11,222,748.78

Servicing Fee	155,365.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 01/15/20	172,406,476.02
Principal Paid	10,486,804.08
Note Balance @ 02/18/20	161,919,671.94

Class A-1
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-2
Note Balance @ 01/15/20	0.00
Principal Paid	0.00
Note Balance @ 02/18/20	0.00
Note Factor @ 02/18/20	0.0000000%

Class A-3
Note Balance @ 01/15/20	70,916,476.02
Principal Paid	10,486,804.08
Note Balance @ 02/18/20	60,429,671.94
Note Factor @ 02/18/20	18.6511333%

Class A-4
Note Balance @ 01/15/20	75,480,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	75,480,000.00
Note Factor @ 02/18/20	100.0000000%

Class B
Note Balance @ 01/15/20	26,010,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	26,010,000.00
Note Factor @ 02/18/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	207,415.93
Total Principal Paid	10,486,804.08
Total Paid	10,694,220.01

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	76,826.18
Principal Paid	10,486,804.08
Total Paid to A-3 Holders	10,563,630.26

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2203060
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1385188
Total Distribution Amount	11.3588248

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2371178
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.3666793
Total A-3 Distribution Amount	32.6037971

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	81.54
Noteholders' Principal Distributable Amount	918.46

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/20	23,407,920.41
Investment Earnings	30,657.35
Investment Earnings Paid	(30,657.35)
Deposit/(Withdrawal)	-
Balance as of 02/18/20	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41